RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 06, 2022	Dec. 31, 2017
Shares issued		5,000	1,625
Shares issued par value		$ 0.0001	$ 0.0001	$ 0.0001
Shares issued, value		$ 0
The Mosely Group [Member]
Outstanding balance		0	$ 4,500
Accounting expense		0	0
Mr. Clark [Member]
Outstanding balance		122,922	113,922
Consulting expense		0	36,000
Joey Firestone [Member]
Initial payment for vehicles					$ 19,000
Outstanding balance un-reimbursed business expense		24,022	26,689
Un-reimbursed business expense		0	26,689
Outstanding balance, consulting services		5,000	40,000
Outstanding balance, salary		$ 97,187	$ 448,203
Elite Beverage International [Member]
Shares issued	500,000
Shares issued par value	$ 0.0001					$ 0.0001
Shares issued, value	$ 500